Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Long-Term Investments [Abstract]
Investment in a partnership	$ 256,420	$ 256,420
Investment in cost-method investees	3,247,784	1,747,784
Total	$ 3,504,204	$ 2,004,204